UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder,
Chairman and Global Chief Investment Officer
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2019

DATE OF REPORTING PERIOD: January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (51.1%)
	Airlines (0.1%)
523,659	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	$542,451
	Communication Services (6.4%)
989,000	Altice Financing, SA*^ 7.500%, 05/15/26	940,000
2,300,000	Altice France, SA* 7.375%, 05/01/26	2,222,858
	Altice Luxembourg, SA*^
475,000	7.750%, 05/15/22	461,712
396,000	7.625%, 02/15/25	337,174
	Cincinnati Bell, Inc.*^
1,326,000	8.000%, 10/15/25	1,155,105
416,000	7.000%, 07/15/24	359,370
747,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	684,435
	CSC Holdings, LLC*^
3,463,000	5.500%, 04/15/27μ	3,393,030
1,506,000	5.500%, 05/15/26	1,494,931
1,088,000	7.500%, 04/01/28	1,120,368
5,749,000	Embarq Corp.μ 7.995%, 06/01/36	5,425,992
	Frontier Communications Corp.
3,092,000	11.000%, 09/15/25^	2,002,364
2,352,000	7.625%, 04/15/24	1,272,020
984,000	8.500%, 04/01/26*^	893,713
	Gray Television, Inc.*^
1,172,000	5.875%, 07/15/26	1,151,414
529,000	7.000%, 05/15/27	549,864
	Hughes Satellite Systems Corp.^
1,187,000	6.625%, 08/01/26	1,149,906
267,000	5.250%, 08/01/26μ	258,029
	Inmarsat Finance, PLC*^
1,360,000	4.875%, 05/15/22	1,319,941
890,000	6.500%, 10/01/24μ	864,795
	Intelsat Jackson Holdings, SA
1,712,000	9.750%, 07/15/25*	1,785,513
999,000	5.500%, 08/01/23^	909,530
975,000	8.000%, 02/15/24*^	1,016,540
470,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	430,701
1,237,000	Qwest Corp.μ 6.875%, 09/15/33	1,166,745
505,000	SBA Communications Corp.^ 4.000%, 10/01/22	502,076
	Sprint Corp.
4,650,000	7.875%, 09/15/23^	4,947,042
2,404,000	7.125%, 06/15/24	2,472,815
1,286,000	7.625%, 03/01/26^	1,337,176
1,212,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	1,168,004
747,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	650,932
1,895,000	United States Cellular Corp. 6.700%, 12/15/33	1,967,417
495,000	Wind Tre, S.p.A.*^ 5.000%, 01/20/26	412,256
	Windstream Services, LLC / Windstream Finance Corp.
1,189,000	8.625%, 10/31/25*	1,126,245
PRINCIPAL AMOUNT		VALUE
388,000	7.750%, 10/01/21	$243,621
165,000	10.500%, 06/30/24*	136,967
		47,330,601
	Consumer Discretionary (8.6%)
435,000	American Greetings Corp.* 7.875%, 02/15/25	364,162
1,331,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,006,775
1,172,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	1,177,971
1,207,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	1,128,129
	CCO Holdings, LLC / CCO Holdings Capital Corp.^
2,523,000	5.125%, 05/01/27*	2,444,118
960,000	5.750%, 09/01/23	979,459
529,000	5.000%, 02/01/28*	503,431
	Century Communities, Inc.
2,315,000	5.875%, 07/15/25	2,139,141
1,345,000	6.875%, 05/15/22	1,354,657
3,364,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	3,374,479
	DISH DBS Corp.^
1,138,000	7.750%, 07/01/26	982,538
772,000	5.875%, 11/15/24	641,988
2,231,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	2,245,535
1,163,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	1,152,289
1,202,000	GLP Capital, LP / GLP Financing II, Inc.μ 5.250%, 06/01/25	1,240,230
984,000	goeasy, Ltd.μ* 7.875%, 11/01/22	1,032,024
1,474,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	1,387,631
2,345,000	Hasbro, Inc. 6.600%, 07/15/28	2,704,582
1,247,000	International Game Technology, PLCμ*^ 6.250%, 01/15/27	1,265,898
3,715,000	L Brands, Inc.^ 6.875%, 11/01/35	3,212,138
1,187,000	Lennar Corp.μ 5.250%, 06/01/26	1,158,643
1,321,000	M/I Homes, Inc. 5.625%, 08/01/25	1,217,909
	Mattel, Inc.
2,518,000	6.750%, 12/31/25*^	2,381,499
45,000	2.350%, 08/15/21	41,864
1,143,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,052,966
1,888,000	Meritage Homes Corp. 7.000%, 04/01/22	1,988,309
2,474,000	MGM Resorts International^ 6.750%, 10/01/20	2,588,051
490,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	221,353
2,276,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,239,129
	PetSmart, Inc.*^
811,000	5.875%, 06/01/25	638,906
257,000	8.875%, 06/01/25	163,034

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Rite Aid Corp.
2,657,000	7.700%, 02/15/27	$1,823,366
737,000	6.125%, 04/01/23*^	622,765
3,379,000	Royal Caribbean Cruises, Ltd.μ^ 7.500%, 10/15/27	4,009,758
1,712,000	Salem Media Group, Inc.* 6.750%, 06/01/24	1,562,311
1,184,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	1,153,743
3,463,000	Service Corp. International 7.500%, 04/01/27	3,789,821
1,202,000	Sotheby’s*^ 4.875%, 12/15/25	1,150,554
920,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	937,259
2,966,000	Taylor Morrison Communities Corp. / Taylor Morrison Holdings II, Inc.*^ 5.250%, 04/15/21	2,976,678
443,678	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	462,949
989,000	VOC Escrow, Ltd.μ* 5.000%, 02/15/28	963,687
		63,481,729
	Consumer Staples (2.7%)
747,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	700,305
717,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	698,172
1,435,000	Fresh Market, Inc.* 9.750%, 05/01/23	1,078,001
	JBS USA LUX, SA / JBS USA Finance, Inc.*
7,715,000	7.250%, 06/01/21	7,832,654
1,731,000	6.750%, 02/15/28	1,768,286
	New Albertson’s, Inc.
1,449,000	7.450%, 08/01/29	1,273,135
806,000	7.750%, 06/15/26	734,334
574,000	8.000%, 05/01/31	516,344
	Pilgrim’s Pride Corp.*^
1,905,000	5.875%, 09/30/27	1,848,002
500,000	5.750%, 03/15/25	490,690
	Post Holdings, Inc.*
1,237,000	5.750%, 03/01/27	1,215,086
247,000	5.625%, 01/15/28	237,442
	Simmons Foods, Inc.*
984,000	7.750%, 01/15/24	1,018,642
569,000	5.750%, 11/01/24^	466,236
		19,877,329
	Energy (7.8%)
712,000	Apergy Corp. 6.375%, 05/01/26	702,413
356,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	346,655
2,028,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	2,056,088
730,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	696,807
PRINCIPAL AMOUNT		VALUE
1,237,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	$1,055,742
2,399,000	Calfrac Holdings, LP*^ 8.500%, 06/15/26	1,820,721
1,811,000	California Resources Corp.*^ 8.000%, 12/15/22	1,456,252
1,837,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	1,818,033
1,187,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	935,724
989,000	Cheniere Energy Partners, LPμ*^ 5.625%, 10/01/26	992,996
	Chesapeake Energy Corp.^
1,232,000	8.000%, 01/15/25	1,240,679
950,000	7.000%, 10/01/24	929,095
792,000	Comstock Resources, Inc.*^ 9.750%, 08/15/26	733,614
2,424,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	2,043,456
495,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	466,914
	Denbury Resources, Inc.
1,029,000	5.500%, 05/01/22	754,391
1,009,000	7.500%, 02/15/24*^	883,985
702,000	9.250%, 03/31/22*^	693,264
534,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	505,426
	Energy Transfer, LP
2,503,000	5.754%, 11/01/66μ‡ 3 mo. USD LIBOR + 3.02%	2,009,158
1,880,000	5.875%, 01/15/24μ^	2,002,369
312,000	5.500%, 06/01/27^	323,967
	Enterprise Products Operating, LLCμ‡
1,929,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	1,722,153
480,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	416,203
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
989,000	7.750%, 05/15/26	913,208
890,000	9.375%, 05/01/24	476,715
	Genesis Energy, LP / Genesis Energy Finance Corp.^
1,237,000	6.250%, 05/15/26	1,137,694
1,187,000	6.500%, 10/01/25	1,126,059
	Gulfport Energy Corp.^
1,187,000	6.375%, 05/15/25	1,122,409
712,000	6.000%, 10/15/24	670,409
975,000	Halcon Resources Corp. 6.750%, 02/15/25	742,248
1,187,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	1,135,947
1,603,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	1,521,632
1,187,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,173,640
984,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	882,171

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
450,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	$403,826
124,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	108,051
742,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	744,667
129,325	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	132,781
846,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	801,826
1,227,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,140,000
1,237,000	PDC Energy, Inc.^ 5.750%, 05/15/26	1,167,518
1,087,500	Petroleum Geo-Services, ASA* 7.375%, 12/15/20	1,047,273
1,217,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,092,525
495,000	QEP Resources, Inc.^ 5.625%, 03/01/26	475,866
1,855,000	SESI, LLC^ 7.750%, 09/15/24	1,468,826
519,000	SM Energy Company^ 6.750%, 09/15/26	512,461
1,029,000	Southwestern Energy Company^ 7.500%, 04/01/26	1,062,571
787,000	Sunoco, LP / Sunoco Finance Corp. 5.500%, 02/15/26	777,694
742,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.μ* 6.500%, 07/15/27	765,347
247,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	226,769
237,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	237,893
1,153,000	Transocean, Inc.*^ 7.500%, 01/15/26	1,098,434
1,286,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	1,068,184
1,979,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	1,936,788
2,553,000	Weatherford International, Ltd. 8.250%, 06/15/23	1,640,022
1,212,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	1,189,845
1,276,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	1,294,693
		57,902,097
	Financials (6.9%)
2,404,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	2,099,533
3,509,000	Ally Financial, Inc. 8.000%, 11/01/31	4,221,310
PRINCIPAL AMOUNT		VALUE
1,237,000	Amwins Group, Inc.* 7.750%, 07/01/26	$1,242,931
	Ardonagh Midco 3, PLC*
2,192,000	8.625%, 07/15/23^	1,889,942
495,000	8.625%, 07/15/23	421,398
2,177,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,089,572
1,222,000	Bank of America Corp.μ‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	1,189,483
1,187,000	Bank of Nova Scotiaμ^‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	1,062,507
2,035,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	1,909,746
2,375,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	2,140,742
1,222,000	Discover Financial Servicesμ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	1,125,914
534,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	532,227
1,237,000	HUB International, Ltd.* 7.000%, 05/01/26	1,201,084
1,806,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,395,081
2,661,000	Iron Mountain, Inc.μ* 5.250%, 03/15/28	2,477,231
	Jefferies Finance, LLC*
2,820,000	7.375%, 04/01/20	2,832,182
2,572,000	7.250%, 08/15/24	2,453,135
1,153,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.μ* 5.250%, 10/01/25	1,061,463
1,029,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	1,019,276
1,237,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	1,249,852
1,276,000	LPL Holdings, Inc.* 5.750%, 09/15/25	1,255,157
2,063,000	MetLife, Inc.μ^ 6.400%, 12/15/66	2,185,687
2,266,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,263,303
	Navient Corp.^
1,484,000	6.750%, 06/25/25	1,434,917
625,000	6.500%, 06/15/22	639,994
1,069,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,078,386
2,004,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	1,915,063
1,286,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,278,348
	Springleaf Finance Corp.
1,623,000	6.875%, 03/15/25^	1,555,224
1,217,000	7.125%, 03/15/26	1,164,249

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
663,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	$660,726
2,474,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	2,146,022
		51,191,685
	Health Care (6.3%)
2,276,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	2,235,487
2,424,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	2,584,396
	Community Health Systems, Inc.
3,753,000	8.125%, 06/30/24*^	2,991,103
340,000	6.875%, 02/01/22	193,576
3,592,000	DaVita, Inc.^ 5.125%, 07/15/24	3,543,275
3,265,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*^ 6.000%, 07/15/23	2,675,341
671,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	632,834
	HCA, Inc.
7,203,000	5.875%, 05/01/23	7,631,903
1,163,000	7.500%, 11/06/33	1,286,778
1,143,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	1,210,003
1,237,000	Magellan Health, Inc.μ 4.400%, 09/22/24	1,164,233
1,633,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	1,382,220
510,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	414,860
	Tenet Healthcare Corp.
3,478,000	6.750%, 06/15/23^	3,417,326
1,390,000	4.625%, 07/15/24μ	1,366,683
1,261,000	6.250%, 02/01/27*	1,280,558
124,000	6.875%, 11/15/31	110,762
1,484,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	1,389,521
3,751,000	Teva Pharmaceutical Finance IV, BVμ 3.650%, 11/10/21	3,633,762
	Teva Pharmaceutical Finance Netherlands III, BV^
1,756,000	6.000%, 04/15/24	1,789,838
742,000	2.800%, 07/21/23	669,002
	Valeant Pharmaceuticals International*
2,444,000	8.500%, 01/31/27	2,556,363
1,187,000	9.250%, 04/01/26	1,276,399
1,039,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	942,892
		46,379,115
	Industrials (5.8%)
1,435,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,421,418
PRINCIPAL AMOUNT		VALUE
757,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	$759,790
	Allison Transmission, Inc.μ*
816,000	4.750%, 10/01/27	764,506
519,000	5.000%, 10/01/24	511,986
1,435,000	Arconic, Inc.μ^ 5.125%, 10/01/24	1,449,436
1,350,304	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	1,184,406
1,232,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,155,320
1,806,000	Bombardier, Inc.*^ 7.500%, 03/15/25	1,741,652
	CFX Escrow Corp.*
767,000	6.375%, 02/15/26	767,000
767,000	6.000%, 02/15/24	779,464
	Covanta Holding Corp.
1,385,000	5.875%, 03/01/24	1,381,648
287,000	5.875%, 07/01/25	280,910
1,237,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	1,062,769
1,736,000	Fly Leasing, Ltd. 5.250%, 10/15/24	1,622,223
247,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	233,860
2,182,000	Garda World Security Corp.* 7.250%, 11/15/21	2,141,077
	Golden Nugget, Inc.*
1,346,000	6.750%, 10/15/24	1,353,591
1,088,000	8.750%, 10/01/25	1,117,572
1,202,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,239,484
1,816,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	1,777,882
	Hertz Corp.^
712,000	7.375%, 01/15/21	711,053
267,000	7.625%, 06/01/22*	267,016
	Icahn Enterprises, LPμ^
1,316,000	6.750%, 02/01/24	1,363,527
1,237,000	6.375%, 12/15/25	1,272,038
396,000	James Hardie International Finance, Ltd.μ* 4.750%, 01/15/25	377,665
1,237,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	1,117,382
618,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	617,533
2,031,000	Meritor, Inc. 6.250%, 02/15/24	2,044,262
1,017,000	Multi-Color Corp.*^ 4.875%, 11/01/25	967,030
1,731,000	Navistar International Corp.*^ 6.625%, 11/01/25	1,740,070
	Park Aerospace Holdings, Ltd.*
772,000	4.500%, 03/15/23μ	761,779
514,000	5.500%, 02/15/24	523,095
2,177,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	2,119,952
1,177,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	1,116,502
777,000	Tennant Company 5.625%, 05/01/25	772,637

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
242,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	$212,069
396,000	TransDigm UK Holdings, PLC* 6.875%, 05/15/26	384,966
772,000	TransDigm, Inc.* 6.250%, 03/15/26	784,815
	United Rentals North America, Inc.^
970,000	4.875%, 01/15/28	920,540
940,000	5.875%, 09/15/26	959,228
475,000	6.500%, 12/15/26	494,162
608,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	592,131
		42,865,446
	Information Technology (1.9%)
1,830,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	1,852,033
475,000	Cardtronics, Inc.* 5.500%, 05/01/25	453,449
1,919,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	1,815,787
	Clear Channel Worldwide Holdings, Inc.
2,221,000	7.625%, 03/15/20	2,220,711
826,000	7.625%, 03/15/20^	827,561
1,113,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,050,967
2,454,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	2,565,694
1,261,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,184,249
1,187,000	Nuance Communications, Inc.μ 6.000%, 07/01/24	1,201,126
1,054,000	VFH Parent, LLC*^ 6.750%, 06/15/22	1,082,168
		14,253,745
	Materials (3.2%)
2,146,000	AK Steel Corp.^ 6.375%, 10/15/25	1,752,456
	Alcoa Nederland Holding, BV*^
1,905,000	7.000%, 09/30/26	2,009,032
198,000	6.125%, 05/15/28	200,858
3,883,000	ArcelorMittal, SA 7.000%, 10/15/39	4,259,923
2,201,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	2,143,026
475,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	475,565
	First Quantum Minerals, Ltd.*
740,000	7.000%, 02/15/21^	739,019
594,000	7.250%, 04/01/23	569,251
1,781,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,712,298
717,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	717,441
757,000	Kinross Gold Corp.μ^ 4.500%, 07/15/27	683,480
1,118,000	New Gold, Inc.* 6.375%, 05/15/25	943,379
PRINCIPAL AMOUNT		VALUE
2,854,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	$2,858,395
2,325,000	PH Glatfelter Companyμ 5.375%, 10/15/20	2,328,650
	United States Steel Corp.
2,370,000	6.875%, 08/15/25	2,269,382
495,000	6.250%, 03/15/26^	450,735
		24,112,890
	Real Estate (0.5%)
767,000	CBL & Associates, LP^ 5.250%, 12/01/23	646,090
2,004,000	MPT Operating Partnership, LP / MPT Finance Corp.μ 5.000%, 10/15/27	1,953,790
1,237,000	Starwood Property Trust, Inc.μ^ 4.750%, 03/15/25	1,201,838
		3,801,718
	Utilities (0.9%)
297,000	NGPL PipeCo, LLC*^ 4.875%, 08/15/27	295,116
	NRG Energy, Inc.^
747,000	6.625%, 01/15/27	792,223
735,000	5.750%, 01/15/28	744,052
2,325,000	PPL Capital Funding, Inc.μ^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	2,115,494
717,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	667,237
1,237,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	1,150,892
1,039,000	Vistra Energy Corp.* 8.125%, 01/30/26	1,126,307
		6,891,321
	TOTAL CORPORATE BONDS (Cost $395,825,121)	378,630,127

CONVERTIBLE BONDS (71.7%)
	Communication Services (3.6%)
5,423,000	GCI Liberty, Inc.* 1.750%, 09/30/46	5,773,109
	Liberty Media Corp.
8,550,000	1.375%, 10/15/23	9,631,703
5,350,000	2.250%, 09/30/46	2,628,482
1,900,000	2.250%, 12/01/48*^	1,956,563
2,750,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	2,906,736
3,850,000	Twitter, Inc.*^ 0.250%, 06/15/24	3,579,326
		26,475,919
	Consumer Discretionary (7.8%)
8,000,000	Booking Holdings, Inc.~ 0.350%, 06/15/20	11,368,600
4,750,000	Caesars Entertainment Corp. 5.000%, 10/01/24	6,999,243
	DISH Network Corp.
10,500,000	2.375%, 03/15/24^	8,683,710
3,750,000	3.375%, 08/15/26	3,184,144

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Liberty Interactive, LLC
2,368,253	4.000%, 11/15/29	$1,601,934
1,700,000	3.750%, 02/15/30	1,126,386
3,250,000	Marriott Vacations Worldwide Corp. 1.500%, 09/15/22	3,047,314
4,385,000	NIO, Inc.* 4.500%, 02/01/24	4,387,675
3,850,000	RH* 0.000%, 06/15/23	3,665,335
12,750,000	Tesla, Inc.^ 1.250%, 03/01/21	13,719,701
		57,784,042
	Energy (3.2%)
	Helix Energy Solutions Group, Inc.
1,714,000	4.125%, 09/15/23	1,775,730
1,097,000	4.250%, 05/01/22	1,060,810
5,250,000	Nabors Industries, Inc.^ 0.750%, 01/15/24	3,534,011
5,186,000	Oil States International, Inc.* 1.500%, 02/15/23	4,536,817
4,700,000	PDC Energy, Inc. 1.125%, 09/15/21	4,258,435
5,370,000	SM Energy Company 1.500%, 07/01/21	5,109,689
	SunEdison, Inc.@
9,411,000	0.250%, 01/15/20*	217,629
898,000	2.000%, 10/01/18	20,766
3,000,000	TOTAL, SA^ 0.500%, 12/02/22	3,163,560
		23,677,447
	Financials (3.2%)
5,375,000	Hope Bancorp, Inc.* 2.000%, 05/15/38	4,812,560
3,255,000	IAC FinanceCo, Inc.* 0.875%, 10/01/22	4,811,395
6,800,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	7,157,068
7,000,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	6,613,845
		23,394,868
	Health Care (14.2%)
9,961,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	12,032,091
6,600,000	CONMED Corp.* 2.625%, 02/01/24	6,711,474
7,700,000	DexCom, Inc.* 0.750%, 12/01/23	8,524,092
3,750,000	Evolent Health, Inc.* 1.500%, 10/15/25	3,284,119
3,750,000	Exact Sciences Corp.^ 1.000%, 01/15/25	5,199,394
2,700,000	Flexion Therapeutics, Inc.^ 3.375%, 05/01/24	2,451,411
	Illumina, Inc.^
5,000,000	0.500%, 06/15/21	6,338,625
1,550,000	0.000%, 06/15/19	1,771,952
	Innoviva, Inc.
3,500,000	2.125%, 01/15/23^	3,764,600
517,000	2.500%, 08/15/25	615,845
PRINCIPAL AMOUNT		VALUE
1,667,000	Insmed, Inc. 1.750%, 01/15/25	$1,516,162
6,750,000	Insulet Corp.* 1.375%, 11/15/24	7,404,851
5,900,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	6,556,286
3,250,000	Jazz Investments I, Ltd.^ 1.875%, 08/15/21	3,185,634
4,000,000	Ligand Pharmaceuticals, Inc.* 0.750%, 05/15/23	3,413,380
2,750,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	3,735,408
4,050,000	NuVasive, Inc. 2.250%, 03/15/21	4,333,014
7,000,000	Pacira Pharmaceuticals, Inc. 2.375%, 04/01/22	6,969,795
2,350,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	4,809,804
3,094,000	Supernus Pharmaceuticals, Inc.*^ 0.625%, 04/01/23	3,065,860
4,000,000	Teladoc Health, Inc.*^ 1.375%, 05/15/25	5,609,880
3,900,000	Wright Medical Group, Inc.*^ 1.625%, 06/15/23	4,191,154
		105,484,831
	Industrials (4.2%)
3,750,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	3,709,031
3,650,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	3,779,758
5,250,000	Dycom Industries, Inc.^ 0.750%, 09/15/21	5,055,855
3,250,000	Echo Global Logistics, Inc.^ 2.500%, 05/01/20	3,228,209
2,812,000	FTI Consulting, Inc.* 2.000%, 08/15/23	2,720,680
8,000,000	Greenbrier Companies, Inc. 2.875%, 02/01/24	8,264,640
3,250,000	Meritor, Inc. 3.250%, 10/15/37	3,082,755
1,833,000	Patrick Industries, Inc.* 1.000%, 02/01/23	1,519,264
		31,360,192
	Information Technology (32.9%)
2,250,000	Advanced Micro Devices, Inc.^ 2.125%, 09/01/26	7,036,751
6,997,000	Akamai Technologies, Inc.*^ 0.125%, 05/01/25	6,675,243
1,900,000	Atlassian, Inc.*^ 0.625%, 05/01/23	2,575,023
7,700,000	DocuSign, Inc.*^ 0.500%, 09/15/23	7,714,399
	Envestnet, Inc.
3,850,000	1.750%, 06/01/23*	4,033,318
3,250,000	1.750%, 12/15/19	3,377,498
6,291,000	Finisar Corp.^ 0.500%, 12/15/36	6,086,165
4,000,000	FireEye, Inc.*^ 0.875%, 06/01/24	4,183,740
7,000,000	Guidewire Software, Inc. 1.250%, 03/15/25	7,088,445
6,200,000	II-VI, Inc. 0.250%, 09/01/22	6,544,596

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
8,350,000	Inphi Corp.^ 0.750%, 09/01/21	$8,246,543
4,750,000	Intel Corp.~ 3.250%, 08/01/39	10,905,050
4,250,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	4,587,896
16,500,000	Microchip Technology, Inc. 1.625%, 02/15/27	17,746,162
5,250,000	Micron Technology, Inc.~ 3.000%, 11/15/43	6,883,091
5,275,000	New Relic, Inc.*^ 0.500%, 05/01/23	6,030,723
6,500,000	NXP Semiconductors, NV 1.000%, 12/01/19	6,705,302
	ON Semiconductor Corp.
5,918,000	1.000%, 12/01/20	7,280,235
5,250,000	1.625%, 10/15/23^	6,353,734
5,500,000	OSI Systems, Inc. 1.250%, 09/01/22	5,648,967
15,850,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	16,531,233
3,900,000	Pure Storage, Inc.*^ 0.125%, 04/15/23	3,795,266
1,861,000	Q2 Holdings, Inc.*^ 0.750%, 02/15/23	2,193,672
3,375,000	Quotient Technology, Inc. 1.750%, 12/01/22	3,166,898
2,219,000	Rapid7, Inc.*^ 1.250%, 08/01/23	2,613,372
2,300,000	RealPage, Inc. 1.500%, 11/15/22	3,306,331
3,000,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	3,176,355
	Splunk, Inc.*
7,620,000	1.125%, 09/15/25	8,199,234
7,620,000	0.500%, 09/15/23	8,136,598
7,700,000	Square, Inc.*^ 0.500%, 05/15/23	9,090,774
2,757,000	Synaptics, Inc.^ 0.500%, 06/15/22	2,476,103
2,750,000	Twilio, Inc.*^ 0.250%, 06/01/23	4,660,507
5,500,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	5,789,410
7,800,000	Wix.com, Ltd.*^ 0.000%, 07/01/23	8,126,118
13,500,000	Workday, Inc. 0.250%, 10/01/22	18,187,470
7,000,000	Zendesk, Inc.* 0.250%, 03/15/23	8,737,365
		243,889,587
	Materials (0.6%)
4,700,000	Royal Gold, Inc. 2.875%, 06/15/19	4,713,136
	Real Estate (1.4%)
3,446,000	Empire State Realty OP, LP* 2.625%, 08/15/19	3,427,995
3,600,000	IH Merger Sub, LLC 3.500%, 01/15/22	3,938,922
2,750,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	2,750,495
		10,117,412
PRINCIPAL AMOUNT		VALUE
	Utilities (0.6%)
4,000,000	NRG Energy, Inc.* 2.750%, 06/01/48	$4,446,860
	TOTAL CONVERTIBLE BONDS (Cost $551,562,858)	531,344,294
U.S. GOVERNMENT AND AGENCY SECURITIES (1.4%)
	United States Treasury Note
6,678,000	1.875%, 05/31/22	6,559,561
3,463,000	2.375%, 03/15/21	3,457,423
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $10,091,230)	10,016,984
BANK LOANS (4.8%)
	Communication Services (0.9%)
249,370	Charter Communications Operating, LLC‡ 4.500%, 04/30/25 1 mo. LIBOR + 2.00%	246,465
1,197,000	Cincinnati Bell, Inc.‡ 5.749%, 10/02/24 1 mo. LIBOR + 3.25%	1,184,659
897,854	Cumulus Media New Holdings Inc.‡ 7.000%, 05/15/22 1 mo. LIBOR + 4.50%	869,123
1,300,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	1,305,687
1,729,220	New Media Holdings II, LLC‡ 8.749%, 07/14/22 1 mo. LIBOR + 6.25%	1,720,574
1,435,000	Sprint Communications, Inc.‡ 5.500%, 02/02/24 1 mo. LIBOR + 3.00%	1,417,514
		6,744,022
	Consumer Discretionary (0.7%)
497,500	American Greetings Corp.‡ 7.023%, 04/06/24 1 mo. LIBOR + 4.50%	490,659
795,866	PetSmart, Inc.‡ 5.520%, 03/11/22 1 mo. LIBOR + 3.00%	669,343
1,750,000	R.R. Donnelley & Sons Company‡ 7.510%, 01/15/24 1 mo. LIBOR + 5.00%	1,737,969
2,375,000	Weight Watchers International, Inc.‡ 7.560%, 11/29/24 1 mo. LIBOR + 4.75%	2,370,547
		5,268,518
	Energy (0.2%)
992,500	McDermott Tech Americas, Inc.‡ 7.499%, 05/10/25 1 mo. LIBOR + 5.00%	954,592

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
500,000	Par Pacific Holdings, Inc.‡ 9.550%, 12/17/25 1 mo. LIBOR + 6.75%	$501,250
		1,455,842
	Financials (0.4%)
248,039	AssuredPartners, Inc.‡ 5.749%, 10/22/24 1 mo. LIBOR + 3.25%	240,845
1,191,000	Genworth Financial, Inc.‡ 7.008%, 03/07/23 1 mo. LIBOR + 4.50%	1,193,233
763,636	GLP Financing, LLC‡ 4.019%, 04/28/21 1 mo. LIBOR + 1.50%	754,091
995,000	HUB International, Ltd.‡ 5.514%, 04/25/25 1 mo. LIBOR + 2.75%	961,419
250,000	Level 3 Financing, Inc.‡ 4.756%, 02/22/24 1 mo. LIBOR + 2.25%	246,055
		3,395,643
	Health Care (1.6%)
2,486,922	Amneal Pharmaceuticals, LLC‡ 6.000%, 05/04/25 1 mo. LIBOR + 3.50%	2,470,334
673,750	Bausch Health Cos., Inc.‡ 5.263%, 11/27/25 1 mo. LIBOR + 2.75%	665,486
1,775,000	Gentiva Health Services, Inc.‡ 9.500%, 07/02/26 1 mo. LIBOR + 7.00%	1,802,734
584,959	Gentiva Health Services, Inc.‡ 6.250%, 07/02/25 1 mo. LIBOR + 3.75%	582,035
1,169,460	Mallinckrodt International Finance, SA‡ 5.553%, 09/24/24 1 mo. LIBOR + 2.75%	1,093,234
1,182,000	Ortho Clinical Diagnostics, SA‡ 5.760%, 06/30/25 1 mo. LIBOR + 3.25%	1,146,174
1,999,647	Team Health Holdings, Inc.‡ 5.249%, 02/06/24 1 mo. LIBOR + 2.75%	1,804,682
2,372,022	Valeant Pharmaceuticals International, Inc.‡ 5.513%, 06/02/25 1 mo. LIBOR + 3.00%	2,350,188
		11,914,867
	Industrials (0.4%)
750,000	RegionalCare Hospital Partners Holdings, Inc.‡ 7.129%, 11/16/25 1 mo. LIBOR + 4.50%	733,500
1,176,113	Scientific Games International, Inc.‡ 5.249%, 08/14/24 1 mo. LIBOR + 2.75%	1,141,929
1,188,000	TransDigm, Inc.‡ 4.999%, 08/22/24 1 mo. LIBOR + 2.50%	1,161,828
		3,037,257
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.3%)
1,150,000	BMC Software Finance, Inc.‡ 7.053%, 10/02/25 1 mo. LIBOR + 4.25%	$1,125,154
1,225,000	First Data Corp.‡ 4.519%, 04/26/24 1 mo. LIBOR + 2.00%	1,221,797
		2,346,951
	Information Technology (0.1%)
398,990	Dell International LLC‡ 4.500%, 09/07/23 1 mo. LIBOR + 2.00%	394,106
	Real Estate (0.2%)
1,194,000	iStar, Inc.‡ 5.258%, 06/28/23 1 mo. LIBOR + 2.75%	1,184,299

	TOTAL BANK LOANS (Cost $36,257,505)	35,741,505
SYNTHETIC CONVERTIBLE SECURITIES (0.7%) ¤
Corporate Bonds (0.6%)
	Airlines (0.0%)
6,000	UAL Pass Through Trust Series 2007-1μ 6.636%, 01/02/24	6,215

	Communication Services (0.1%)
11,000	Altice Financing, SA*^ 7.500%, 05/15/26	10,455
25,000	Altice France, SA* 7.375%, 05/01/26	24,161
	Altice Luxembourg, SA*^
5,000	7.750%, 05/15/22	4,860
4,000	7.625%, 02/15/25	3,406
	Cincinnati Bell, Inc.*^
14,000	8.000%, 10/15/25	12,196
4,000	7.000%, 07/15/24	3,455
8,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	7,330
	CSC Holdings, LLC*^
37,000	5.500%, 04/15/27μ	36,252
16,000	5.500%, 05/15/26	15,882
12,000	7.500%, 04/01/28	12,357
62,000	Embarq Corp.μ 7.995%, 06/01/36	58,516
	Frontier Communications Corp.
33,000	11.000%, 09/15/25^	21,371
25,000	7.625%, 04/15/24	13,521
11,000	8.500%, 04/01/26*^	9,991
	Gray Television, Inc.*^
13,000	5.875%, 07/15/26	12,772
6,000	7.000%, 05/15/27	6,237
	Hughes Satellite Systems Corp.^
13,000	6.625%, 08/01/26	12,594
3,000	5.250%, 08/01/26μ	2,899
	Inmarsat Finance, PLC*^
15,000	4.875%, 05/15/22	14,558
10,000	6.500%, 10/01/24μ	9,717
	Intelsat Jackson Holdings, SA
18,000	9.750%, 07/15/25*	18,773

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
11,000	5.500%, 08/01/23^	$10,015
10,000	8.000%, 02/15/24*^	10,426
5,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	4,582
13,000	Qwest Corp.μ 6.875%, 09/15/33	12,262
5,000	SBA Communications Corp.^ 4.000%, 10/01/22	4,971
	Sprint Corp.
50,000	7.875%, 09/15/23^	53,194
26,000	7.125%, 06/15/24	26,744
14,000	7.625%, 03/01/26^	14,557
13,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	12,528
8,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	6,971
20,000	United States Cellular Corp. 6.700%, 12/15/33	20,764
5,000	Wind Tre, S.p.A.*^ 5.000%, 01/20/26	4,164
	Windstream Services, LLC / Windstream Finance Corp.
13,000	8.625%, 10/31/25*	12,314
4,000	7.750%, 10/01/21	2,512
2,000	10.500%, 06/30/24*	1,660
		508,967
	Consumer Discretionary (0.1%)
5,000	American Greetings Corp.* 7.875%, 02/15/25	4,186
14,000	Beverages & More, Inc.* 11.500%, 06/15/22	10,590
13,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	13,066
13,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	12,151
	CCO Holdings, LLC / CCO Holdings Capital Corp.^
27,000	5.125%, 05/01/27*	26,156
10,000	5.750%, 09/01/23	10,203
6,000	5.000%, 02/01/28*	5,710
	Century Communities, Inc.
25,000	5.875%, 07/15/25	23,101
14,000	6.875%, 05/15/22	14,101
36,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	36,112
	DISH DBS Corp.^
12,000	7.750%, 07/01/26	10,361
8,000	5.875%, 11/15/24	6,653
24,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	24,156
12,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	11,889
13,000	GLP Capital, LP / GLP Financing II, Inc.μ 5.250%, 06/01/25	13,413
11,000	goeasy, Ltd.μ* 7.875%, 11/01/22	11,537
16,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	15,062
25,000	Hasbro, Inc. 6.600%, 07/15/28	28,833
13,000	International Game Technology, PLCμ*^ 6.250%, 01/15/27	13,197

PRINCIPAL AMOUNT		VALUE
40,000	L Brands, Inc.^ 6.875%, 11/01/35	$34,586
13,000	Lennar Corp.μ 5.250%, 06/01/26	12,689
14,000	M/I Homes, Inc. 5.625%, 08/01/25	12,907
	Mattel, Inc.
27,000	6.750%, 12/31/25*^	25,536
—	2.350%, 08/15/21	—
12,000	Mclaren Finance, PLC* 5.750%, 08/01/22	11,055
20,000	Meritage Homes Corp. 7.000%, 04/01/22	21,063
26,000	MGM Resorts International^ 6.750%, 10/01/20	27,199
5,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	2,259
24,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	23,611
	PetSmart, Inc.*^
9,000	5.875%, 06/01/25	7,090
3,000	8.875%, 06/01/25	1,903
	Rite Aid Corp.
28,000	7.700%, 02/15/27	19,215
8,000	6.125%, 04/01/23*^	6,760
36,000	Royal Caribbean Cruises, Ltd.μ^ 7.500%, 10/15/27	42,720
18,000	Salem Media Group, Inc.* 6.750%, 06/01/24	16,426
13,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	12,668
37,000	Service Corp. International 7.500%, 04/01/27	40,492
13,000	Sotheby’s*^ 4.875%, 12/15/25	12,444
10,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	10,188
32,000	Taylor Morrison Communities Corp. / Taylor Morrison Holdings II, Inc.*^ 5.250%, 04/15/21	32,115
5,000	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	5,217
11,000	VOC Escrow, Ltd.μ* 5.000%, 02/15/28	10,718
		679,338
	Consumer Staples (0.0%)
8,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	7,500
8,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	7,790
15,000	Fresh Market, Inc.* 9.750%, 05/01/23	11,268
	JBS USA LUX, SA / JBS USA Finance, Inc.*
83,000	7.250%, 06/01/21	84,266
19,000	6.750%, 02/15/28	19,409
	New Albertson’s, Inc.
16,000	7.450%, 08/01/29	14,058
9,000	7.750%, 06/15/26	8,200

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
6,000	8.000%, 05/01/31	$5,397
	Pilgrim’s Pride Corp.*^
20,000	5.875%, 09/30/27	19,402
5,000	5.750%, 03/15/25	4,907
	Post Holdings, Inc.*
13,000	5.750%, 03/01/27	12,770
3,000	5.625%, 01/15/28	2,884
	Simmons Foods, Inc.*
11,000	7.750%, 01/15/24	11,387
6,000	5.750%, 11/01/24^	4,916
		214,154
	Energy (0.1%)
8,000	Apergy Corp. 6.375%, 05/01/26	7,892
4,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	3,895
22,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	22,305
8,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	7,636
13,000	Buckeye Partners, LPμ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	11,095
26,000	Calfrac Holdings, LP*^ 8.500%, 06/15/26	19,733
19,000	California Resources Corp.*^ 8.000%, 12/15/22	15,278
20,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	19,794
13,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	10,248
11,000	Cheniere Energy Partners, LPµ*^ 5.625%, 10/01/26	11,045
	Chesapeake Energy Corp.^
13,000	8.000%, 01/15/25	13,092
10,000	7.000%, 10/01/24	9,780
8,000	Comstock Resources, Inc.*^ 9.750%, 08/15/26	7,410
26,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	21,918
5,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	4,716
	Denbury Resources, Inc.
11,000	7.500%, 02/15/24*^	9,637
11,000	5.500%, 05/01/22	8,064
8,000	9.250%, 03/31/22*^	7,900
6,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	5,679
	Energy Transfer, LP
27,000	5.754%, 11/01/66μ‡ 3 mo. USD LIBOR + 3.02%	21,673
20,000	5.875%, 01/15/24μ^	21,302
3,000	5.500%, 06/01/27^	3,115
	Enterprise Products Operating, LLCμ‡
21,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	18,748
5,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	4,336
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
11,000	7.750%, 05/15/26	10,157
PRINCIPAL AMOUNT		VALUE
10,000	9.375%, 05/01/24	$5,356
	Genesis Energy, LP / Genesis Energy Finance Corp.^
13,000	6.500%, 10/01/25	12,333
13,000	6.250%, 05/15/26	11,956
	Gulfport Energy Corp.^
13,000	6.375%, 05/15/25	12,293
8,000	6.000%, 10/15/24	7,533
10,000	Halcon Resources Corp. 6.750%, 02/15/25	7,613
13,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	12,441
17,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	16,137
13,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	12,854
11,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	9,862
5,000	Moss Creek Resources Holdings, Inc.*^ 7.500%, 01/15/26	4,487
1,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	871
8,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	8,029
1,000	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	1,027
9,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	8,530
13,000	Par Petroleum LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	12,078
13,000	PDC Energy, Inc.^ 5.750%, 05/15/26	12,270
12,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/20	11,556
13,000	Plains All American Pipeline, LPμ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	11,670
5,000	QEP Resources, Inc.^ 5.625%, 03/01/26	4,807
20,000	SESI, LLC^ 7.750%, 09/15/24	15,836
6,000	SM Energy Company^ 6.750%, 09/15/26	5,924
11,000	Southwestern Energy Company^ 7.500%, 04/01/26	11,359
8,000	Sunoco, LP / Sunoco Finance Corp. 5.500%, 02/15/26	7,905
8,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.μ* 6.500%, 07/15/27	8,252
3,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	2,754
3,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	3,011

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
12,000	Transocean, Inc.*^ 7.500%, 01/15/26	$11,432
14,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	11,629
21,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	20,552
27,000	Weatherford International, Ltd. 8.250%, 06/15/23	17,345
13,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	12,762
14,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	14,205
		623,117
	Financials (0.1%)
26,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	22,707
38,000	Ally Financial, Inc. 8.000%, 11/01/31	45,714
13,000	Amwins Group, Inc.* 7.750%, 07/01/26	13,062
	Ardonagh Midco 3, PLC*
23,000	8.625%, 07/15/23^	19,831
5,000	8.625%, 07/15/23	4,257
23,000	AssuredPartners, Inc.* 7.000%, 08/15/25	22,076
13,000	Bank of America Corp.μ‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	12,654
13,000	Bank of Nova Scotiaμ^‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	11,637
22,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	20,646
25,000	Charles Schwab Corp.μ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	22,534
13,000	Discover Financial Servicesμ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	11,978
6,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	5,980
13,000	HUB International, Ltd.* 7.000%, 05/01/26	12,623
19,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	14,677
29,000	Iron Mountain, Inc.μ* 5.250%, 03/15/28	26,997
	Jefferies Finance, LLC*
30,000	7.375%, 04/01/20	30,130
28,000	7.250%, 08/15/24	26,706
12,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.μ* 5.250%, 10/01/25	11,047
11,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	10,896
13,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	13,135
PRINCIPAL AMOUNT		VALUE
14,000	LPL Holdings, Inc.* 5.750%, 09/15/25	$13,771
22,000	MetLife, Inc.μ^ 6.400%, 12/15/66	23,308
24,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	23,971
	Navient Corp.^
16,000	6.750%, 06/25/25	15,471
7,000	6.500%, 06/15/22	7,168
11,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	11,097
21,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	20,068
14,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	13,917
	Springleaf Finance Corp.
17,000	6.875%, 03/15/25^	16,290
13,000	7.125%, 03/15/26	12,436
7,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	6,976
26,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	22,553
		546,313
	Health Care (0.1%)
24,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	23,573
26,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	27,720
	Community Health Systems, Inc.
40,000	8.125%, 06/30/24*^	31,880
4,000	6.875%, 02/01/22	2,277
38,000	DaVita, Inc.^ 5.125%, 07/15/24	37,485
35,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*^ 6.000%, 07/15/23	28,679
7,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	6,602
	HCA, Inc.
77,000	5.875%, 05/01/23	81,585
12,000	7.500%, 11/06/33	13,277
12,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	12,704
13,000	Magellan Health, Inc.μ 4.400%, 09/22/24	12,235
17,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	14,389
5,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	4,067
	Tenet Healthcare Corp.
37,000	6.750%, 06/15/23^	36,355
15,000	4.625%, 07/15/24μ	14,748
14,000	6.250%, 02/01/27*	14,217
1,000	6.875%, 11/15/31	893

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
16,000	Teva Pharmaceutical Finance Company, BV^ 2.950%, 12/18/22	$14,981
40,000	Teva Pharmaceutical Finance IV, BVμ 3.650%, 11/10/21	38,750
	Teva Pharmaceutical Finance Netherlands III, BV^
19,000	6.000%, 04/15/24	19,366
8,000	2.800%, 07/21/23	7,213
	Valeant Pharmaceuticals International*
26,000	8.500%, 01/31/27	27,195
13,000	9.250%, 04/01/26	13,979
11,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	9,983
		494,153
	Industrials (0.1%)
15,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	14,858
8,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	8,029
	Allison Transmission, Inc.μ*
9,000	4.750%, 10/01/27	8,432
6,000	5.000%, 10/01/24	5,919
15,000	Arconic, Inc.μ^ 5.125%, 10/01/24	15,151
14,000	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	12,280
13,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	12,191
19,000	Bombardier, Inc.*^ 7.500%, 03/15/25	18,323
	CFX Escrow Corp.*
8,000	6.375%, 02/15/26	8,000
8,000	6.000%, 02/15/24	8,130
	Covanta Holding Corp.
15,000	5.875%, 03/01/24	14,964
3,000	5.875%, 07/01/25	2,936
13,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	11,169
19,000	Fly Leasing, Ltd. 5.250%, 10/15/24	17,755
3,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	2,840
23,000	Garda World Security Corp.* 7.250%, 11/15/21	22,569
	Golden Nugget, Inc.*
14,000	6.750%, 10/15/24	14,079
12,000	8.750%, 10/01/25	12,326
13,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	13,405
19,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	18,601
	Hertz Corp.^
8,000	7.375%, 01/15/21	7,989
3,000	7.625%, 06/01/22*	3,000
	Icahn Enterprises, LPμ^
14,000	6.750%, 02/01/24	14,506
13,000	6.375%, 12/15/25	13,368
PRINCIPAL AMOUNT		VALUE
4,000	James Hardie International Finance, Ltd.μ* 4.750%, 01/15/25	$3,815
13,000	Jeld-Wen, Inc.*^ 4.625%, 12/15/25	11,743
7,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	6,995
22,000	Meritor, Inc. 6.250%, 02/15/24	22,144
11,000	Multi-Color Corp.*^ 4.875%, 11/01/25	10,459
19,000	Navistar International Corp.*^ 6.625%, 11/01/25	19,100
	Park Aerospace Holdings, Ltd.*
8,000	4.500%, 03/15/23μ	7,894
6,000	5.500%, 02/15/24	6,106
23,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	22,397
13,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	12,332
8,000	Tennant Company 5.625%, 05/01/25	7,955
3,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC*^ 7.750%, 04/15/26	2,629
4,000	TransDigm UK Holdings, PLC* 6.875%, 05/15/26	3,889
8,000	TransDigm, Inc.* 6.250%, 03/15/26	8,133
	United Rentals North America, Inc.^
10,000	5.875%, 09/15/26	10,205
10,000	4.875%, 01/15/28	9,490
5,000	6.500%, 12/15/26	5,202
7,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	6,817
		458,125
	Information Technology (0.0%)
20,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	20,241
5,000	Cardtronics, Inc.* 5.500%, 05/01/25	4,773
21,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	19,871
	Clear Channel Worldwide Holdings, Inc.
24,000	7.625%, 03/15/20	23,997
9,000	7.625%, 03/15/20^	9,017
12,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	11,331
26,000	Dell International, LLC / EMC Corp.μ*^ 6.020%, 06/15/26	27,183
14,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	13,148
13,000	Nuance Communications, Inc.μ 6.000%, 07/01/24	13,155
11,000	VFH Parent, LLC*^ 6.750%, 06/15/22	11,294
		154,010
	Materials (0.0%)
23,000	AK Steel Corp.^ 6.375%, 10/15/25	18,782

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Alcoa Nederland Holding, BV*^
20,000	7.000%, 09/30/26	$21,092
2,000	6.125%, 05/15/28	2,029
42,000	ArcelorMittal, SA 7.000%, 10/15/39	46,077
24,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	23,368
5,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	5,006
	First Quantum Minerals, Ltd.*
8,000	7.000%, 02/15/21^	7,989
6,000	7.250%, 04/01/23	5,750
19,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	18,267
8,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	8,005
8,000	Kinross Gold Corp.μ^ 4.500%, 07/15/27	7,223
12,000	New Gold, Inc.* 6.375%, 05/15/25	10,126
31,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	31,048
25,000	PH Glatfelter Companyμ 5.375%, 10/15/20	25,039
	United States Steel Corp.
25,000	6.875%, 08/15/25	23,939
5,000	6.250%, 03/15/26^	4,553
		258,293
	Real Estate (0.0%)
8,000	CBL & Associates, LP^ 5.250%, 12/01/23	6,739
21,000	MPT Operating Partnership, LP / MPT Finance Corp.μ 5.000%, 10/15/27	20,474
13,000	Starwood Property Trust, Inc.μ^ 4.750%, 03/15/25	12,630
		39,843
	Utilities (0.0%)
3,000	NGPL PipeCo, LLC*^ 4.875%, 08/15/27	2,981
	NRG Energy, Inc.^
8,000	6.625%, 01/15/27	8,484
8,000	5.750%, 01/15/28	8,099
25,000	PPL Capital Funding, Inc.μ^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	22,747
8,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	7,445
13,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	12,095
11,000	Vistra Energy Corp.* 8.125%, 01/30/26	11,924
		73,775
	TOTAL CORPORATE BONDS	4,056,303

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note
72,000	1.875%, 05/31/22	70,723
PRINCIPAL AMOUNT		VALUE
37,000	2.375%, 03/15/21	$36,940

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	107,663

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.1%) #
	Financials (0.1%)
6,700	Bank of America Corp.
19,074,900	Call, 06/21/19, Strike $30.00	706,850

	Industrials (0.0%)
925	Stanley Black & Decker, Inc.
11,695,700	Call, 04/18/19, Strike $155.00	27,750

	TOTAL PURCHASED OPTIONS	734,600

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $5,965,886)	4,898,566

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (14.1%)
	Communication Services (0.5%)
19,000	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	3,589,784
	Consumer Staples (0.6%)
47,389	Bunge, Ltd. 4.875%, 12/31/49	4,699,283
	Energy (0.7%)
	NuStar Energy, LP‡
175,000	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	3,514,000
55,769	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,263,726
		4,777,726
	Financials (2.5%)
4,600	Bank of America Corp.^ 7.250%, 12/31/49	5,948,536
27,248	Virtus Investment Partners, Inc. 7.250%, 02/01/20	2,267,579
8,100	Wells Fargo & Company 7.500%, 12/31/49	10,385,820
		18,601,935
	Health Care (0.9%)
108,000	Becton Dickinson and Company 6.125%, 05/01/20	6,642,000
	Industrials (1.7%)
7,050	Fortive Corp. 5.000%, 07/01/21	6,929,374

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
105,400	Rexnord Corp. 5.750%, 11/15/19	$5,851,808
		12,781,182
	Materials (0.5%)
67,191	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	3,635,705
	Real Estate (2.2%)
6,600	Crown Castle International Corp. 6.875%, 08/01/20	7,302,240
130,225	Welltower, Inc.^ 6.500%, 12/31/49	8,921,715
		16,223,955
	Utilities (4.5%)
95,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.467%, 09/15/29	4,244,505
107,225	DTE Energy Company 6.500%, 10/01/19	5,840,546
270,265	NextEra Energy, Inc.^ 6.123%, 09/01/19	16,029,417
	Sempra Energy
38,350	6.750%, 07/15/21	3,901,729
35,250	6.000%, 01/15/21	3,536,632
		33,552,829
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $101,673,512)	104,504,399

COMMON STOCKS (4.1%)
	Communication Services (0.0%)
11,593	Cumulus Media, Inc. - Class A^#	139,696
	Energy (1.1%)
1,875	Chevron Corp.^	214,969
58,950	Energy Transfer, LP	867,154
64,780	Enterprise Products Partners, LP~	1,792,463
13,550	GasLog, Ltd.	242,951
17,855	Magellan Midstream Partners, LP	1,097,190
6,925	Schlumberger, Ltd.	306,154
344,673	Southwestern Energy Company^#	1,506,221
25,965	Targa Resources Corp.^	1,116,755
36,427	Tidewater, Inc.^#	783,909
49,917	Transocean, Ltd.^#	427,789
8,500	Williams Companies, Inc.	228,905
		8,584,460
	Financials (0.1%)
13,850	American International Group, Inc.	598,735
	Health Care (2.9%)
88,148	Allergan, PLC	12,691,549
28,685	Anthem, Inc.	8,691,555
		21,383,104

	TOTAL COMMON STOCKS (Cost $46,090,719)	30,705,995
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTION (0.1%) #
	Consumer Discretionary (0.1%)
519,347,331	Booking Holdings, Inc. Put, 06/21/19, Strike $1,870.00 (Cost $674,664)	$721,395

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (2.8%)
10,380,629	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	10,384,781
10,284,724	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	10,284,724

	TOTAL SHORT TERM INVESTMENTS (Cost $20,668,665)	20,669,505

TOTAL INVESTMENTS (150.8%) (Cost $1,168,810,160)		1,117,232,770

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-13.5%)		(100,000,000)

LIABILITIES, LESS OTHER ASSETS (-37.3%)		(276,418,501)

NET ASSETS (100.0%)		$740,814,269

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (0.0%) #
	Consumer Discretionary (0.0%)
519,347,331	Booking Holdings, Inc. Put, 06/21/19, Strike $1,650.00 (Premium $302,056)	(287,640)

NOTES TO SCHEDULE OF INVESTMENTS
μ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $49,109,130.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.
&	Illiquid security.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $912,850.
@	In default status and considered non-income producing.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2019.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.

Note: The date on options represents the expiration date of the option contract.

The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund’s securities typically will range from five to ten years. A substantial portion of the Fund’s assets may be invested in below investment grade (high yield, high risk) securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows:*

Cost basis of investments	$1,168,508,104
Gross unrealized appreciation	39,554,629
Gross unrealized depreciation	(91,117,603)
Net unrealized appreciation (depreciation)	$(51,562,974)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,000,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $100.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,330	$25	$33,250,000
Series B	9/06/24	4.00%	1,330	$25	$33,250,000
Series C	9/06/27	4.24%	1,340	$25	$33,500,000
				Total	$100,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$378,630,127	$—	$378,630,127
Convertible Bonds	—	531,344,294	—	531,344,294
U.S. Government and Agency Securities	—	10,016,984	—	10,016,984
Bank Loans	—	35,741,505	—	35,741,505
Synthetic Convertible Securities (Corporate Bonds)	—	4,056,303	—	4,056,303
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	107,663	—	107,663
Synthetic Convertible Securities (Purchased Options)	734,600	—	—	734,600
Convertible Preferred Stocks	91,970,827	12,533,572	—	104,504,399
Common Stocks U.S.	30,705,995	—	—	30,705,995
Purchased Options	721,395	—	—	721,395
Short Term Investments	20,669,505	—	—	20,669,505
TOTAL	$144,802,322	$972,430,448	$—	$1,117,232,770
Liabilities:
Written Options	$287,640	$—	$—	$287,640
TOTAL	$287,640	$—	$—	$287,640

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 7, 2019